Capital Lease Obligations and Restricted Cash - Additional Information (Detail) (USD $)			12 Months Ended			12 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Assets held-for-sale [Member] Vessel	Dec. 31, 2013 Certain Term Loans and Other Obligations [Member]	Dec. 31, 2012 Certain Term Loans and Other Obligations [Member]	Dec. 31, 2013 RasGas II LNG Carriers [Member] Vessel	Dec. 31, 2012 RasGas II LNG Carriers [Member]	Dec. 31, 2013 Suezmax Tankers [Member] Vessel	Jul. 31, 2013 Suezmax Tankers [Member] Assets held-for-sale [Member] Vessel
Capital Leased Assets [Line Items]
Capital lease arrangement period, lessee						30-year
Ownership interest						70.00%
Number of capital leased assets						3		5
Tax indemnification						$ 15,000,000	$ 15,500,000
Weighted-average interest rate on leases						5.20%		7.40%
Approximate capital leases future minimum payments due						953,100,000
Interest expenses included in capital leases payment obligation						480,300,000
Number of vessels			2						2
Restricted cash on deposits	497,984,000	494,429,000				475,600,000	475,500,000
Weighted-average interest rates earned on deposits						0.30%	0.40%
Restricted cash deposits related to certain term loans and other obligations				$ 27,100,000	$ 58,300,000